Income taxes - Schedule of Effective Income Tax Rate Reconciliation (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2025
HMH Holding BV And Subsidiaries [Member]
Income taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.80%